Related party transactions	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
Global Blue Group Holding AG is a publicly listed company, where the largest shareholders are funds managed by Silver Lake Partners and Partners Group. During the financial year, there were no transactions with related parties other than disclosed below.
Remuneration to key management personnel
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the required categories.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2025	2024	2023
Short-term employee benefits	7,987	8,884	5,592
Post-employment benefits	730	712	608
Share-based payment transactions	3,696	4,105	4,380
Total	12,413	13,701	10,580
Purchase of services from related parties
The directors’ fee relates to remuneration of the Non-Executive Directors for Global Blue Group Holding AG.

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2025	2024	2023
Directors' fee	172	346	245
Total	172	346	245

(EUR thousand)	As of March 31
Liabilities to related parties	2025	2024
Liabilities to key management personnel:
Post-employment benefits liability	432	390
Share-based payment transactions	8,391	—
Warrants liabilities	10	15
Liabilities to shareholders:
Warrants liabilities	172	267
Total liabilities to related parties	9,005	672
Liabilities to key management personnel include the liability related to cash-settled share-based payments granted to the ExCom members. For further details, see Note 25.
Bonus Entitlements of the Executive Management
Transaction Bonus Agreements
In connection with the Transaction Agreement, Global Blue Holding LP and SL Globetrotter LP (“Specified Shareholders”) entered into transaction bonus agreements (each, a “Transaction Bonus Agreement”) with the CEO, Excom members and key employees, in recognition of their extraordinary efforts in connection with the transaction and to incentivize them to continuously assist the Company through the successful consummation of the Transactions. Pursuant to the Transaction Bonus Agreements, each eligible recipient is entitled to receive a transaction bonus equal to a cash lump sum amount (“Transaction Bonus”), less applicable employee taxes and withholding taxes. The Transaction Bonus will be earned on the earlier to occur of (i) the consummation of the Merger (“Merger Closing”) and (ii) the date that is 10 weeks after the Acceptance Time (as defined in the Transaction Agreement), in each case, subject to the applicable employee’s continued employment through such date without (i) giving a notice of resignation prior to the closing of transaction or (ii) receiving notice of the termination of his or her employment for cause prior to the Acceptance Time. The aggregate amount of the Transaction Bonuses to be paid pursuant to the Transaction Bonus Agreements amounts to EUR10.0 million.
In addition to the Transaction Bonus, pursuant to the Transaction Bonus Agreements, if the Merger Closing does not occur within one year from the closing of transaction (“Retention Bonus Expiration Time”), the Retention Bonus (as defined below) for each eligible recipient thereof will expire and be cancelled, and to the extent that such eligible recipient was otherwise entitled to the Retention Bonus as a result of satisfying all applicable conditions under the Retention Bonus Agreement (as defined and described below) through the Retention Bonus Expiration Time, such Retention Bonus will be replaced with a transaction bonus amount equal to the amount of such expired Retention Bonus.
Retention Bonus Agreements
In connection with entering into the Transaction Agreement, Shift4 entered into retention bonus agreements (each, a “Retention Bonus Agreement”) with the CEO and Excom members to incentivize them to remain employed by and continuously assist the Company through the successful consummation of the Transactions and for a period of time thereafter. Pursuant to the Retention Bonus Agreements, each eligible recipient will be entitled to receive a cash lump sum amount (“Retention Bonus”), less applicable taxes and withholding taxes, one year after the closing of transaction (“Retention Period”), subject to (i) the Merger Closing and (ii) continuous employment through the end of the Retention Period. If an eligible recipient provides notice of his or her voluntary resignation of employment prior to the end of the Retention Period, he or she will be considered continuously employed through the last day of such notice period for purposes of the Retention Bonus Agreement. To the extent an eligible recipient (i) provides notice of his or her voluntary resignation of employment and such notice period expires prior to the end of the Retention Period or (ii) receives notice of termination of his or her employment for cause during the Retention Period, such eligible recipient will forfeit any right to the Retention Bonus. Subject to, and effective upon, the Merger Closing, Shift4 will cause the Company or the affiliate thereof that employs the applicable Retention Bonus recipient to amend such individual’s employment contract to incorporate his or her Retention Bonus entitlement. The aggregate amount of the Retention Bonuses to be paid pursuant to the Retention Bonus Agreements amounts to EUR10.0 million.